CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Ordinary shares [Member]		Additional Paid-in Capital [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total Hollysys Automation Technologies Ltd. Stockholders' Equity [Member]	Noncontrolling Interest [Member]
Balance at Jun. 30, 2012	$ 339,285	$ 56		$ 151,305	$ 23,091	$ 130,934	$ 32,715	$ 338,101	$ 1,184
Balance (in shares) at Jun. 30, 2012		55,998,917
Share based compensation	1,599	$ 0		1,599	0	0	0	1,599	0
Issuance of ordinary shares upon exercise of options	967	$ 0		967	0	0	0	967	0
Issuance of ordinary shares upon exercise of options (in shares)		138,000
Exercise of share based compensation on restricted shares issued to directors	0	$ 0		0	0	0	0	0	0
Exercise of share based compensation on restricted shares issued to directors (in shares)		10,000
Issuance of Incentive Shares and Premium Shares for Bond	16,910	$ 2		16,908	0	0	0	16,910	0
Issuance of Incentive Shares and Premium Shares for Bond (in shares)		1,407,907
Net income for the year	52,521	$ 0		0	0	51,994	0	51,994	527
Appropriations to statutory reserves	0	0		0	55	(55)	0	0	0
Translation adjustments	4,193	0		0	0	0	4,157	4,157	36
Balance at Jun. 30, 2013	415,475	$ 58		170,779	23,146	182,873	36,872	413,728	1,747
Balance (in shares) at Jun. 30, 2013		57,554,824
Share based compensation	2,986	$ 0		2,986	0	0	0	2,986	0
Net income for the year	71,451	0		0	0	69,620	0	69,620	1,831
Appropriations to statutory reserves	0	0		0	142	(142)	0	0	0
Translation adjustments	2,146	0		0	0	0	2,141	2,141	5
Balance at Jun. 30, 2014	492,058	$ 58		173,765	23,288	252,351	39,013	488,475	3,583
Balance (in shares) at Jun. 30, 2014		57,554,824
Share based compensation	2,492	$ 0		2,492	0	0	0	2,492	0
Issuance of ordinary shares upon exercise of options	1,280	$ 0	[1]	1,280	0	0	0	1,280	0
Issuance of ordinary shares upon exercise of options (in shares)		142,500
Exercise of share based compensation on restricted shares issued to directors	0	$ 0	[1]	0	0	0	0	0	0
Exercise of share based compensation on restricted shares issued to directors (in shares)		12,500
Issuance of Incentive Shares and Premium Shares for Bond	15,231	$ 0	[1]	15,231	0	0	0	15,231	0
Issuance of Incentive Shares and Premium Shares for Bond (in shares)		648,697
Net income for the year	99,187	$ 0		0	0	96,527	0	96,527	2,660
Appropriations to statutory reserves	0	0		0	7,137	(7,137)	0	0	0
Dividend paid	(23,300)	0		0	0	(23,300)	0	(23,300)	0
Other	(177)	0		0	(177)	0	0	(177)	0
Translation adjustments	(1,386)	0		0	0	0	(1,428)	(1,428)	42
Balance at Jun. 30, 2015	$ 585,385	$ 58		$ 192,768	$ 30,248	$ 318,441	$ 37,585	$ 579,100	$ 6,285
Balance (in shares) at Jun. 30, 2015		58,358,521

[1]	The share capital increase for the issuance of ordinary shares upon exercise of options, restricted share and Incentive and Premium Shares for Bond are less than $1.